Share capital and other reserves - History - Narrative (Details) - EUR (€)	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
History of the share capital
Aggregate share capital	€ 356,445,000	€ 356,445,000	€ 356,445,000
Number of shares	65,897,071	65,897,071	65,897,071
Capital increases	€ 0
Share capital.
History of the share capital
Aggregate share capital	€ 356,445,000	€ 356,445,000